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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2011 through May 31, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


[GRAPHIC MAP}






                        Pioneer Equity
                        Opportunity Fund



--------------------------------------------------------------------------------
                        Semiannual Report | May 31, 2012
--------------------------------------------------------------------------------




                        Ticker Symbols:
                        Class A    PEOFX
                        Class B    PEOBX
                        Class C    PEOCX





                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            9

Prices and Distributions                                                    10

Performance Update                                                          11

Comparing Ongoing Fund Expenses                                             14

Schedule of Investments                                                     16

Financial Statements                                                        22

Notes to Financial Statements                                               29

Trustees, Officers and Service Providers                                    36


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     1

President's Letter

Dear Shareowner,

The U.S. economy continued its recovery through the first quarter of 2012, even as broader global concerns weighed on investors. The U.S. unemployment rate fell to 8.1% in April, and some indicators suggest that it may continue to trend down. The housing market continued to improve, fueled in part by record-low mortgage rates. The risk of rising oil prices appeared to recede. The improved outlook helped U.S. equity markets to perform well in the first quarter, with the Standard & Poor's 500 Index rising by 12%. For bond investors, the riskier sectors of the bond market fared the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, rose by just 0.3%, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, rose by 5.15%.

We are cautiously optimistic that the U.S. economy will continue to improve. But we are also closely monitoring macroeconomic concerns that could change the market's direction, such as the lingering debt woes in Europe, the state of the Chinese economy, and the U.S. government's fiscal situation. Clouds have continued to hover over Europe, as the exit of Greece from the Euro-zone remains a possibility. Meanwhile, China continues to face a potential slowdown in economic growth. In the U.S., tax increases and spending cuts scheduled to take effect at year-end should, unless fiscal policy changes, sharply reduce the budget deficit -- which would be very good for the country in the longer run -- but also could potentially stall U.S. economic growth in 2013. All of these considerations may lead to further market volatility.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing

* Diversification does not assure a profit or protect against loss in a declining market.


2    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12
risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     3

Portfolio Management Discussion | 5/31/12

Pioneer Equity Opportunity Fund outperformed the funds in its mutual fund peer group during the six months ended May 31, 2012, but the Fund's performance trailed that of its market benchmark, the Russell 3000 Index, during the same period. Good stock selection in health care and the consumer sectors were key contributors to the Fund's performance, while falling energy prices pressured the performance of the Fund's holding in that sector. In the following pages, portfolio managers Timothy Horan and Rod Wright review the market's swings during the six-month period, and detail some of the investment decisions that had notable effects on Fund performance. Mr. Horan, vice president and portfolio manager at Pioneer, and Mr. Wright, senior vice president and portfolio manager at Pioneer, are responsible for the day-to-day management of Pioneer Equity Opportunity Fund.

Q    How did the Fund perform during the six months ended May 31, 2012?

A Pioneer Equity Opportunity Fund's Class A shares returned 4.82% at net asset value during the six months ended May 31, 2012. During the same period, the Fund's previous benchmark, the Russell 2500 Index, returned 4.73%, and the Fund's new benchmark, the Russell 3000 Index, returned 6.06%. Also during the six months ended May 31, 2012, the average return of the 739 mutual funds in Lipper's Multi-Cap Core Funds category was 3.53%.

Q How would you describe the investment background during the six months ended May 31, 2012?

A Two clouds hung over the markets as the six-month period began on December 1, 2011: the lingering effects of Standard & Poor's downgrade of U.S. Treasury securities the previous August, and the sovereign-debt crises that threatened Europe's economic stability. Markets rose through the fall and winter of 2011 as Europe's situation quieted down for a time and the U.S. economy appeared to regain momentum. But the euro zone crisis reached another boiling point in the spring of 2012, fueled by Greece's huge debt and political uncertainty in the country, and the widespread implications of those problems. Meanwhile, the economies of China, Europe and the United States all began to decelerate, causing stocks to fall in April and May 2012, to levels that appeared to reflect worst-case outcomes.


4    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Q Against that background, which of the Fund's investments strategies or individual holdings benefited performance during the six months ended May 31, 2012?

A The Fund's best performance contributors came from health care, utilities and the consumer sectors. The Fund was overweight in utilities, a sector that performed well during the six-month period.

     As for individual Fund holdings that contributed to performance during the period, in health care, Amarin Corporation took additional steps towards possible approval for its novel drug formulation that treats both excess "bad" cholesterol and elevated triglycerides, indications that more conventional therapies have not been able to achieve. Amarin's drug may also have other applications that could lead to sizeable sales. Vertex Pharmaceuticals was another Fund holding that contributed quite strongly to returns during the period, as the company's stock price rose on encouraging early test results for its drug that attacks forms of cystic fibrosis that currently have no effective therapy.

     In other sectors, the value of the Fund's holding in Discover Financial continued to rise during the period. Discover had far fewer bad loans during the financial crisis than did many of its competitors, and those non-performing loans were quickly written off, leaving Discover with an outstanding loan portfolio thanks to its careful selection of cardholders. The student loan side of Discover's business also has been thriving. Another Fund holding, Wyndham Worldwide, has seen its earnings hold up very well. Wyndham's cash flows have remained robust and the company has been paying down its debt. Although Wyndham is well known for its hotel chain, vacation ownership (that is, rentals and timeshares) is the company's primary profit center. Customers have embraced Wyndham's model, which differs from the norm in that vacationers purchase points that can be used at any of the company's properties.

     Allegiant Travel, which is essentially an airline, was another Fund holding that gained ground during the six-month period. Allegiant sells package tours to popular vacation spots from secondary and tertiary airports, where airport fees are essential revenue sources. Passenger capacity is carefully controlled, shrinking when fuel prices rise, and vice versa. Compared with other airlines, Allegiant typically enjoys higher profit margins and return on shareholder equity.

Q Which investment strategies or individual holdings hurt the Fund's performance during the six months ended May 31, 2012?

A During the period, the Fund benefited from being underweight compared with the Russell 3000 Index in the weak energy sector, but individual selections in the sector underperformed.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     5

     Falling energy prices took a toll on the Fund's shares of Gardner Denver during the six-month period. The diversified manufacturing company builds pressure pumps for "fracking" and has a large commitment to energy extraction in the North American shale fields. The company's other divisions are doing well, and even discounting all of its energy interests, we believe Gardner Denver's stock remains attractively valued. Sinking oil prices also undercut shares of Cabot Oil, another Fund holding, during the period.

     The Fund's shares of Crane, which produces a broad range of industrial products, fell during the six-month period amid erratic economic signals. That said, we remain positive about Crane, as the company has continued to enjoy solid margins, good cash flow and a strong backlog of new orders. The Fund's holding in KBR declined during the period due to ongoing weakness in natural gas and oil prices. Gas price differentials between the U.S., Asia, and Europe create great opportunity for KBR to build the required infrastructure to move the commodity around the world. Major projects to build that infrastructure have been slow to develop.

     In information technology, the Fund's limited exposure to Apple hurt comparative results as the company's shares rose significantly during the six-month period. We believe that Apple may have reached a plateau in profit margins, however, and we also are uncomfortable with what appears to be the company's "cult-like" following among investors.

     OCZ Technology, another Fund holding, also disappointed during the six-month period. OCZ is a leader in the rapidly growing and nascent market for solid-state storage devices. The company's earnings have been negative of late, due to management's aggressive investment in new products, and a growing inventory. Broader economic concerns have also weighed on many technology issues. We believe that OCZ will show enough revenue growth over the next few quarters to produce positive earnings, thanks to the leverage inherent in the company's business model.

     We sold the Fund's position in Amazon.com at a modest loss during the period. Amazon has opted to forego margins in some business units, including sales of "Kindle" devices, in order to capture market share. We believe Amazon will one day become a dominant global retail network and may revisit owning the stock in the portfolio at some point. However, we prefer to seek other opportunities at this stage in the company's development.

Q What is your outlook for upcoming quarters and how have you positioned the Fund's portfolio?

A In addition to Europe's stubborn sovereign-debt problems, the United States' enormous domestic budget deficit and the unclear future of the government's tax policy all pose serious challenges. Furthermore, the economy


6 Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12 of China, the world's largest consumer of industrial goods, also appears to be decelerating.

     Naturally, none of the lingering macroeconomic factors are under our control. What we can control is our investment process for the Fund, which is led by seasoned analysts who are focused on finding companies with the potential to prosper despite external factors. We choose one company's stock at a time for the Fund, from the thousands available, seeking out those firms that we feel have the ability to meet that goal. If we happen to commit the Fund's assets more heavily to a particular sector at any given time, that is the result of our finding multiple companies in the sector that meet our investment criteria, and is not due to any "top-down" investment approach.

     The markets now appear to be caught in a tangle of crosswinds, and we hope to identify attractive investment candidates during the downdrafts that seem likely to occur as the year progresses.

     Note to Shareholders: On November 1, 2011, the Fund's benchmark was changed from the Russell 2500 Index to the Russell 3000 Index. For comparison purposes, we reported returns for both the Russell 2500 Index and the Russell 3000 Index in the Fund's annual report dated November 30, 2011, and we are reporting returns for both indices in this semiannual report dated May 31, 2012. This semiannual report will be the final time that Pioneer reports returns for the Fund's former benchmark, the Russell 2500 Index.


Please refer to the Schedule of Investments on pages 16-21 for a full listing of Fund securities.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     7

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.


8    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Portfolio Summary | 5/31/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The data is a representation of a pie chart in the printed material]

U.S. Common Stocks                                           93.7%
Depositary Receipts for International Stocks                  4.5%
International Common Stocks                                   1.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The data is a representation of a pie chart in the printed material]

Information Technology                                       22.2%
Health Care                                                  17.7%
Industrials                                                  13.6%
Financials                                                   11.5%
Consumer Discretionary                                        9.9%
Consumer Staples                                              8.6%
Utilities                                                     5.8%
Energy                                                        5.4%
Materials                                                     4.0%
Telecommunication Services                                    1.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity securities)*

 1.    SPX Corp.                                                           2.51%
--------------------------------------------------------------------------------
 2.    Discover Financial Services LLC                                     2.43
--------------------------------------------------------------------------------
 3.    Apple, Inc.                                                         2.33
--------------------------------------------------------------------------------
 4.    Amarin Corp Plc (A.D.R.)                                            2.30
--------------------------------------------------------------------------------
 5.    Northeast Utilities                                                 2.29
--------------------------------------------------------------------------------
 6.    Fomento Economico Mexicano SAB de CV (A.D.R.)                       2.26
--------------------------------------------------------------------------------
 7.    Aspen Technology, Inc.                                              2.19
--------------------------------------------------------------------------------
 8.    Allegiant Travel Co.                                                2.15
--------------------------------------------------------------------------------
 9.    Google, Inc.                                                        2.13
--------------------------------------------------------------------------------
10.    Hanesbrands, Inc.                                                   2.01
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     9

Prices and Distributions | 5/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                      5/31/12                     11/30/11
--------------------------------------------------------------------------------
         A                         $ 12.39                     $ 11.82
--------------------------------------------------------------------------------
         B                         $ 11.69                     $ 11.20
--------------------------------------------------------------------------------
         C                         $ 11.71                     $ 11.22
--------------------------------------------------------------------------------

Distributions per Share: 12/1/11-5/31/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment           Short-Term          Long-Term
        Class             Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
         A               $ --                $ --                $ --
--------------------------------------------------------------------------------
         B               $ --                $ --                $ --
--------------------------------------------------------------------------------
         C               $ --                $ --                $ --
--------------------------------------------------------------------------------

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-13.


10    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index and Russell 3000 Index.

Average Annual Total Returns
(As of May 31, 2012)
----------------------------------------------------
                       Net Asset     Public Offering
Period                 Value (NAV)   Price (POP)
----------------------------------------------------
Life-of-Class
(12/1/04)               4.95%          4.13%
5 Years                -1.27          -2.44
1 Year                 -5.13         -10.61
----------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
----------------------------------------------------
                       Gross         Net
----------------------------------------------------
                       1.89%         1.25%
----------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

                Pioneer Equity           Russell              Russell
               Opportunity Fund        2500 Index           3000 Index
12/04              $ 9,425              $10,000              $10,000
                     9,292                9,810                9,930
5/06                10,607               11,488               10,935
                    14,077               13,897               13,404
5/08                12,689               12,737               12,518
                     8,344                8,476                8,405
5/10                10,486               11,449               10,355
                    13,918               15,142               13,155
5/12                13,204               13,961               12,909

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     11

Performance Update | 5/31/12                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index and Russell 3000 Index.

Average Annual Total Returns
(As of May 31, 2012)
----------------------------------------------------
                       If            If
Period                 Held          Redeemed
----------------------------------------------------
Life-of-Class
(12/1/04)               4.06%         4.06%
5 Years                -2.14         -2.14
1 Year                 -5.88         -9.64
----------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
----------------------------------------------------
                       Gross         Net
----------------------------------------------------
                       2.85%         2.15%
----------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

                Pioneer Equity           Russell              Russell
               Opportunity Fund        2500 Index           3000 Index
12/04               $10,000              $10,000              $10,000
                      9,834                9,810                9,930
5/06                 11,132               11,488               10,935
                     14,645               13,897               13,404
5/08                 13,075               12,737               12,518
                      8,524                8,476                8,405
5/10                 10,627               11,449               10,355
                     13,967               15,142               13,155
5/12                 13,146               13,961               12,909

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index and Russell 3000 Index.

Average Annual Total Returns
(As of May 31, 2012)
----------------------------------------------------
                       If            If
Period                 Held          Redeemed
----------------------------------------------------
Life-of-Class
(12/1/04)               4.08%         4.08%
5 Years                -2.12         -2.12
1 Year                 -5.87         -5.87
----------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
----------------------------------------------------
                       Gross         Net
--------------------------------------------------
                       2.63%         2.15%
----------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

                Pioneer Equity           Russell              Russell
               Opportunity Fund        2500 Index           3000 Index
12/04               $10,000              $10,000              $10,000
                      9,824                9,810                9,930
5/06                 11,132               11,488               10,935
                     14,656               13,897               13,404
5/08                 13,085               12,737               12,518
                      8,535                8,476                8,405
5/10                 10,637               11,449               10,355
                     13,988               15,142               13,155
5/12                 13,167               13,961               12,909

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from December 1, 2011, through May 31, 2012.

--------------------------------------------------------------------------------
Share Class                         A                  B                 C
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00          $1,000.00          $1,000.00
on 12/1/11
--------------------------------------------------------------------------------
Ending Account Value            $1,048.20          $1,043.80          $1,043.70
(after expenses)
on 5/31/12
--------------------------------------------------------------------------------
Expenses Paid                       $6.40             $10.99             $10.98
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).


14    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2011, through May 31, 2012.

--------------------------------------------------------------------------------
Share Class                         A                   B                 C
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00           $1,000.00         $1,000.00
on 12/1/11
--------------------------------------------------------------------------------
Ending Account Value            $1,018.75           $1,014.25         $1,014.25
(after expenses)
on 5/31/12
--------------------------------------------------------------------------------
Expenses Paid                       $6.31              $10.83            $10.83
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     15

Schedule of Investments | 5/31/12 (unaudited)

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 98.9%
            ENERGY -- 5.4%
            Oil & Gas Equipment & Services -- 0.8%
  2,700     National Oilwell Varco, Inc.                             $   180,225
--------------------------------------------------------------------------------
            Integrated Oil & Gas -- 0.8%
  2,200     Occidental Petroleum Corp.                               $   174,394
--------------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 3.6%
  9,140     Cabot Oil & Gas Corp.                                    $   297,416
  3,500     ConocoPhillips                                               182,560
  3,890     EQT Corp.                                                    180,418
  4,970     Southwestern Energy Co.*                                     139,309
                                                                     -----------
                                                                     $   799,703
--------------------------------------------------------------------------------
            Oil & Gas Refining & Marketing -- 0.2%
  1,750     Phillips 66, Inc.*                                       $    52,552
                                                                     -----------
            Total Energy                                             $ 1,206,874
--------------------------------------------------------------------------------
            MATERIALS -- 4.0%
            Fertilizers & Agricultural Chemicals -- 0.8%
  3,900     The Mosaic Co.                                           $   185,952
--------------------------------------------------------------------------------
            Specialty Chemicals -- 1.0%
  3,800     Ecolab, Inc.                                             $   240,198
--------------------------------------------------------------------------------
            Metal & Glass Containers -- 1.5%
  9,700     Crown Holdings, Inc.*                                    $   330,673
--------------------------------------------------------------------------------
            Diversified Metals & Mining -- 0.7%
  4,700     Freeport-McMoRan Copper & Gold, Inc.                     $   150,588
                                                                     -----------
            Total Materials                                          $   907,411
--------------------------------------------------------------------------------
            CAPITAL GOODS -- 11.4%
            Aerospace & Defense -- 1.2%
 11,200     Spirit Aerosystems Holdings, Inc.*                       $   258,384
--------------------------------------------------------------------------------
            Construction & Engineering -- 1.2%
 10,700     KBR, Inc.                                                $   272,529
--------------------------------------------------------------------------------
            Electrical Components & Equipment -- 0.8%
  3,597     AMETEK, Inc.                                             $   182,404
--------------------------------------------------------------------------------
            Industrial Conglomerates -- 2.0%
  8,570     Danaher Corp.                                            $   445,383
--------------------------------------------------------------------------------
            Industrial Machinery -- 6.2%
  6,870     Crane Co.                                                $   260,304
  2,980     Gardner Denver, Inc.                                         161,158
 10,500     IDEX Corp.                                                   417,165
  7,820     SPX Corp.                                                    561,713
                                                                     -----------
                                                                     $ 1,400,340
                                                                     -----------
            Total Capital Goods                                      $ 2,559,040
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
            TRANSPORTATION -- 2.1%
            Airlines -- 2.1%
  7,400     Allegiant Travel Co.*                                    $   479,890
                                                                     -----------
            Total Transportation                                     $   479,890
--------------------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 1.5%
            Auto Parts & Equipment -- 1.0%
  9,900     Gentex Corp.                                             $   220,770
--------------------------------------------------------------------------------
            Automobile Manufacturers -- 0.5%
 11,400     Ford Motor Co.                                           $   120,384
                                                                     -----------
            Total Automobiles & Components                           $   341,154
--------------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 2.7%
            Leisure Products -- 0.7%
  7,380     Brunswick Corp.                                          $   161,622
--------------------------------------------------------------------------------
            Apparel, Accessories & Luxury Goods -- 2.0%
 16,150     Hanesbrands, Inc.*                                       $   449,939
                                                                     -----------
            Total Consumer Durables & Apparel                        $   611,561
--------------------------------------------------------------------------------
            CONSUMER SERVICES -- 5.7%
            Hotels, Resorts & Cruise Lines -- 2.4%
  4,360     Starwood Hotels & Resorts Worldwide, Inc.                $   230,426
  6,290     Wyndham Worldwide Corp.                                      313,242
                                                                     -----------
                                                                     $   543,668
--------------------------------------------------------------------------------
            Restaurants -- 3.3%
    900     Chipotle Mexican Grill, Inc.*                            $   371,763
  6,540     Starbucks Corp.                                              358,981
                                                                     -----------
                                                                     $   730,744
                                                                     -----------
            Total Consumer Services                                  $ 1,274,412
--------------------------------------------------------------------------------
            FOOD & STAPLES RETAILING -- 1.6%
            Food Retail -- 1.6%
  4,100     Whole Foods Market, Inc.                                 $   363,301
                                                                     -----------
            Total Food & Staples Retailing                           $   363,301
--------------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 6.9%
            Distillers & Vintners -- 0.9%
 11,000     Constellation Brands, Inc.*                              $   212,190
--------------------------------------------------------------------------------
            Soft Drinks -- 2.2%
  6,400     Fomento Economico Mexicano SAB de CV (A.D.R.)            $   504,512
--------------------------------------------------------------------------------
            Packaged Foods & Meats -- 2.1%
  3,000     Annie's, Inc.*                                           $   120,450
  6,290     McCormick & Co., Inc.                                        354,504
                                                                     -----------
                                                                     $   474,954
--------------------------------------------------------------------------------
            Tobacco -- 1.7%
 11,600     Altria Group, Inc.                                       $   373,404
                                                                     -----------
            Total Food, Beverage & Tobacco                           $ 1,565,060
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     17

--------------------------------------------------------------------------------
 Shares                                                              Value
            HEALTH CARE EQUIPMENT & SERVICES -- 5.9%
            Health Care Equipment -- 5.1%
 17,620     Abiomed, Inc.*                                           $   358,215
  7,100     Covidien Plc                                                 367,638
  1,800     HeartWare International, Inc.*                               146,466
 14,620     Insulet Corp.*                                               269,300
                                                                     -----------
                                                                     $ 1,141,619
--------------------------------------------------------------------------------
            Managed Health Care -- 0.8%
  4,100     Cigna Corp.                                              $   180,031
                                                                     -----------
            Total Health Care Equipment & Services                   $ 1,321,650
--------------------------------------------------------------------------------
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 11.7%
            Biotechnology -- 5.9%
 11,100     Achillion Pharmaceuticals, Inc.*                         $    79,698
 43,300     Amarin Corp Plc (A.D.R.)*                                    513,105
  4,590     Cubist Pharmaceuticals, Inc.*                                184,151
  5,000     Idenix Pharmaceuticals, Inc.*                                 45,200
 29,600     NPS Pharmaceuticals, Inc.*                                   233,544
  4,700     Vertex Pharmaceuticals, Inc.*                                282,188
                                                                     -----------
                                                                     $ 1,337,886
--------------------------------------------------------------------------------
            Pharmaceuticals -- 4.7%
  9,600     Auxilium Pharmaceuticals, Inc.*                          $   183,360
 17,500     Pfizer, Inc.                                                 382,725
  3,900     Salix Pharmaceuticals, Ltd.*                                 202,059
  3,900     Watson Pharmaceuticals, Inc.*                                278,031
                                                                     -----------
                                                                     $ 1,046,175
--------------------------------------------------------------------------------
            Life Sciences Tools & Services -- 1.1%
  6,000     Agilent Technologies, Inc.                               $   243,960
                                                                     -----------
            Total Pharmaceuticals, Biotechnology & Life Sciences     $ 2,628,021
--------------------------------------------------------------------------------
            BANKS -- 2.4%
            Regional Banks -- 2.4%
  9,500     CIT Group, Inc.*                                         $   324,805
  3,650     Signature Bank*                                              224,146
                                                                     -----------
                                                                     $   548,951
                                                                     -----------
            Total Banks                                              $   548,951
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 6.4%
            Consumer Finance -- 6.4%
  5,400     American Express Co.                                     $   301,482
  5,100     Capital One Financial Corp.                                  261,987
 16,400     Discover Financial Services LLC                              543,004
  8,760     First Cash Financial Services, Inc.*                         328,150
                                                                     -----------
                                                                     $ 1,434,623
                                                                     -----------
            Total Diversified Financials                             $ 1,434,623
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
            REAL ESTATE -- 2.6%
            Office REIT's -- 1.4%
  2,790     Alexandria Real Estate Equities, Inc.                    $   191,003
  6,660     BioMed Realty Trust, Inc.                                    120,213
                                                                     -----------
                                                                     $   311,216
--------------------------------------------------------------------------------
            Residential REIT's -- 1.2%
  6,400     American Campus Communities, Inc.                        $   280,960
                                                                     -----------
            Total Real Estate                                        $   592,176
--------------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 16.2%
            Internet Software & Services -- 2.1%
    820     Google, Inc.*                                            $   476,305
--------------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 2.9%
    800     Mastercard, Inc.                                         $   325,208
  8,850     VeriFone Systems, Inc.*                                      319,574
                                                                     -----------
                                                                     $   644,782
--------------------------------------------------------------------------------
            Application Software -- 6.2%
 22,100     Aspen Technology, Inc.*                                  $   488,410
 45,270     Compuware Corp.*                                             407,430
  8,480     Nuance Communications, Inc.*                                 175,451
 10,036     Splunk, Inc.*                                                326,772
                                                                     -----------
                                                                     $ 1,398,063
--------------------------------------------------------------------------------
            Systems Software -- 5.0%
 13,900     Microsoft Corp.                                          $   405,741
 15,800     Oracle Corp.                                                 418,226
 12,600     Rovi Corp.*                                                  307,818
                                                                     -----------
                                                                     $ 1,131,785
                                                                     -----------
            Total Software & Services                                $ 3,650,935
--------------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 3.9%
            Computer Hardware -- 2.3%
    900     Apple, Inc.*                                             $   519,957
--------------------------------------------------------------------------------
            Computer Storage & Peripherals -- 1.6%
 24,200     OCZ Technology Group, Inc.*                              $   108,416
  7,900     SanDisk Corp.*                                               258,330
                                                                     -----------
                                                                     $   366,746
                                                                     -----------
            Total Technology Hardware & Equipment                    $   886,703
--------------------------------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
            Semiconductors -- 1.9%
  6,620     Analog Devices, Inc.                                     $   240,769
 46,700     Entropic Communications, Inc.*                               187,734
                                                                     -----------
                                                                     $   428,503
                                                                     -----------
            Total Semiconductors & Semiconductor Equipment           $   428,503
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     19

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 0.8%
            Integrated Telecommunication Services -- 0.8%
  4,300     Verizon Communications, Inc.                             $   179,052
                                                                     -----------
            Total Telecommunication Services                         $   179,052
--------------------------------------------------------------------------------
            UTILITIES -- 5.8%
            Electric Utilities -- 2.3%
 14,200     Northeast Utilities                                      $   511,342
--------------------------------------------------------------------------------
            Multi-Utilities -- 3.5%
 18,470     CMS Energy Corp.                                         $   430,351
  9,760     Wisconsin Energy Corp.                                       369,318
                                                                     -----------
                                                                     $   799,669
                                                                     -----------
            Total Utilities                                          $ 1,311,011
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $19,138,251)                                       $22,290,328
--------------------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 98.9%
            (Cost $19,138,252) (a)                                   $22,290,328
--------------------------------------------------------------------------------
            OTHER ASSETS & LIABILITIES -- 1.1%                       $   242,483
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                               $22,532,811
================================================================================

*        Non-income producing security.


REIT's   Real Estate Investment Trust.


(A.D.R.) American Depositary Receipt.


(a) At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $19,484,122 was as follows:

           Aggregate gross unrealized gain for all investments for which there is an
             excess of value over tax cost                                                $3,726,949
           Aggregate gross unrealized loss for all investments for which there is an
             excess of tax cost over value                                                  (920,744)
                                                                                          ----------
           Net unrealized gain                                                            $2,806,205
                                                                                          ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2012 aggregated $10,495,153 and $11,486,178, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


20    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                         Level 1            Level 2       Level 3   Total
--------------------------------------------------------------------------------
 Common Stocks           $22,290,328        $--           $--       $22,290,328
--------------------------------------------------------------------------------
 Total                   $22,290,328        $--           $--       $22,290,328
================================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     21

Statement of Assets and Liabilities | 5/31/12 (unaudited)

ASSETS:
  Investment in securities, at value (cost $19,138,252)              $22,290,328
  Cash                                                                    44,414
  Receivables --
   Investment securities sold                                            164,540
   Fund shares sold                                                        7,344
   Dividends                                                              29,640
   Due from Pioneer Investment Management, Inc.                           22,975
  Other                                                                   24,428
--------------------------------------------------------------------------------
     Total assets                                                    $22,583,669
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                           $     2,015
  Due to affiliates                                                       10,065
  Accrued expenses                                                        38,778
--------------------------------------------------------------------------------
     Total liabilities                                               $    50,858
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                    $26,425,114
  Accumulated net investment loss                                        (34,854)
  Accumulated net realized loss on investments                        (7,009,525)
  Net unrealized gain on investments                                   3,152,076
--------------------------------------------------------------------------------
     Total net assets                                                $22,532,811
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $14,927,211/1,204,499 shares)                    $     12.39
  Class B (based on $1,946,803/166,577 shares)                       $     11.69
  Class C (based on $5,658,797/483,301 shares)                       $     11.71
MAXIMUM OFFERING PRICE:
  Class A ($12.39 [divided by] 94.25%)                               $     13.15
================================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Statement of Operations (unaudited)

For the Six Months Ended 5/31/12

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $463)         $158,614
  Interest                                                        47
  Income from securities loaned, net                              67
-------------------------------------------------------------------------------------
     Total investment income                                               $  158,728
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 93,930
  Transfer agent fees and expenses
   Class A                                                    20,374
   Class B                                                     4,586
   Class C                                                     6,336
  Distribution fees
   Class A                                                    20,010
   Class B                                                    10,671
   Class C                                                    34,124
  Shareholder communications expense                          13,865
  Administrative reimbursements                                3,283
  Custodian fees                                               4,609
  Registration fees                                           20,665
  Professional fees                                           21,700
  Printing expense                                            15,208
  Fees and expenses of nonaffiliated trustees                  3,389
  Miscellaneous                                                2,726
-------------------------------------------------------------------------------------
     Total expenses                                                        $  275,476
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (78,893)
-------------------------------------------------------------------------------------
     Net expenses                                                          $  196,583
-------------------------------------------------------------------------------------
       Net investment loss                                                 $  (37,855)
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $1,389,349
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $  (69,707)
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $1,319,642
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $1,281,787
=====================================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     23

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            5/31/12           Year Ended
                                                            (unaudited)       11/30/11
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $   (37,855)      $  (130,363)
Net realized gain on investments                              1,389,349         3,120,505
Change in net unrealized gain (loss) on investments             (69,707)         (472,152)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 1,281,787       $ 2,517,990
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 2,505,436       $12,427,635
Cost of shares repurchased                                   (6,124,413)      (17,776,286)
-----------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                     $(3,618,977)      $(5,348,651)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                    $(2,337,190)      $(2,830,661)
NET ASSETS:
Beginning of period                                          24,870,001        27,700,662
-----------------------------------------------------------------------------------------
End of period                                               $22,532,811       $24,870,001
-----------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)      $   (34,854)      $     3,001
=========================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

--------------------------------------------------------------------------------------------
                               '12 Shares      '12 Amount         '11 Shares     '11 Amount
                               (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------
Class A
Shares sold                     141,431        $ 1,746,114           872,207     $ 9,973,103
Less shares repurchased        (269,273)        (3,399,881)       (1,169,009)    (13,862,541)
--------------------------------------------------------------------------------------------
   Net decrease                (127,842)       $(1,653,767)         (296,802)    $(3,889,438)
============================================================================================
Class B
Shares sold                       8,449        $    96,922            28,208     $   329,490
Less shares repurchased         (48,007)          (550,682)         (106,067)     (1,214,728)
--------------------------------------------------------------------------------------------
   Net decrease                 (39,558)       $  (453,760)          (77,859)    $  (885,238)
============================================================================================
Class C
Shares sold                      56,294        $   662,400           190,416     $ 2,125,042
Less shares repurchased        (180,212)        (2,173,850)         (230,735)     (2,699,017)
--------------------------------------------------------------------------------------------
   Net decrease                (123,918)       $(1,511,450)          (40,319)    $  (573,975)
============================================================================================

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     25

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/12         Year Ended     Year Ended
                                                                                (unaudited)     11/30/11       11/30/10
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $ 11.82         $ 10.99        $  8.95
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $ (0.00)(b)     $ (0.02)       $ (0.01)
 Net realized and unrealized gain (loss) on investments                            0.57            0.85           2.05
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $  0.57         $  0.83        $  2.04
Distributions to shareowners:
 Net realized gain                                                                   --              --             --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  0.57         $  0.83        $  2.04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 12.39         $ 11.82        $ 10.99
=========================================================================================================================
Total return*                                                                      4.82%           7.55%         22.79%
Ratio of net expenses to average net assets+                                       1.25%**         1.25%          1.25%
Ratio of net investment income (loss) to average net assets+                       0.02%**        (0.14)%        (0.04)%
Portfolio turnover rate                                                              84%**           89%           100%
Net assets, end of period (in thousands)                                        $14,927         $15,749        $17,906
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      1.95%**         1.89%          2.09%
 Net investment loss                                                              (0.67)%**       (0.79)%        (0.88)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      1.25%**         1.25%          1.25%
 Net investment income (loss)                                                      0.02%**        (0.14)%        (0.04)%
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended     Year Ended     Year Ended
                                                                                11/30/09       11/30/08       11/30/07
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $ 6.78          $ 12.59       $ 12.51
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $  0.03(a)      $  0.04       $ (0.02)
 Net realized and unrealized gain (loss) on investments                            2.14           (5.84)         1.32
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $  2.17         $ (5.80)      $  1.30
Distributions to shareowners:
 Net realized gain                                                                   --           (0.01)        (1.22)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  2.17         $ (5.81)      $  0.08
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  8.95         $  6.78       $ 12.59
=========================================================================================================================
Total return*                                                                     32.01%         (46.09)%       10.73%
Ratio of net expenses to average net assets+                                       1.25%           1.26%         1.26%
Ratio of net investment income (loss) to average net assets+                       0.37%           0.24%        (0.19)%
Portfolio turnover rate                                                             110%             96%           94%
Net assets, end of period (in thousands)                                        $13,583         $11,817       $47,515
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.31%           1.69%         1.38%
 Net investment loss                                                              (0.69)%         (0.19)%       (0.31)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      1.25%           1.25%         1.25%
 Net investment income (loss)                                                      0.37%           0.25%        (0.18)%
=========================================================================================================================

(a) The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(b)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

-------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/12          Year Ended    Year Ended
                                                                                (unaudited)      11/30/11      11/30/10
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $11.20           $10.50        $ 8.63
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.06)          $(0.14)       $(0.10)
 Net realized and unrealized gain (loss) on investments                           0.55             0.84          1.97
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ 0.49           $ 0.70        $ 1.87
Distributions to shareowners:
 Net realized gain                                                                  --               --            --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 0.49           $ 0.70        $ 1.87
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.69           $11.20        $10.50
=========================================================================================================================
Total return*                                                                     4.38%            6.67%        21.67%
Ratio of net expenses to average net assets+                                      2.15%**          2.15%         2.15%
Ratio of net investment loss to average net assets+                              (0.88)%**        (1.05)%       (0.95)%
Portfolio turnover rate                                                             84%**            89%          100%
Net assets, end of period (in thousands)                                        $1,947           $2,308        $2,982
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     2.85%**          2.85%         2.97%
 Net investment loss                                                             (1.58)%**        (1.76)%       (1.77)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.15%**          2.15%         2.15%
 Net investment loss                                                             (0.88)%**        (1.05)%       (0.95)%
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended      Year Ended    Year Ended
                                                                                11/30/09        11/30/08      11/30/07
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $ 6.59          $12.36        $ 12.41
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.04)         $(0.09)       $ (0.10)
 Net realized and unrealized gain (loss) on investments                           2.08           (5.67)          1.27
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ 2.04          $(5.76)       $  1.17
Distributions to shareowners:
 Net realized gain                                                                  --           (0.01)         (1.22)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 2.04          $(5.77)       $ (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 8.63          $ 6.59        $ 12.36
=========================================================================================================================
Total return*                                                                    30.96%          46.62)%         9.77%
Ratio of net expenses to average net assets+                                      2.15%           2.16%          2.16%
Ratio of net investment loss to average net assets+                              (0.49)%         (0.64)%        (1.09)%
Portfolio turnover rate                                                            110%             96%            94%
Net assets, end of period (in thousands)                                        $3,209          $3,357        $11,575
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     3.10%           2.54%          2.19%
 Net investment loss                                                             (1.44)%         (1.02)%        (1.12)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.15%           2.15%          2.15%
 Net investment loss                                                             (0.49)%         (0.63)%        (1.08)%
=========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     27

-------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/12         Year Ended     Year Ended
                                                                                (unaudited)     11/30/11       11/30/10
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $11.22          $10.52         $ 8.64
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.06)         $(0.12)        $(0.09)
 Net realized and unrealized gain (loss) on investments                           0.55            0.82           1.97
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ 0.49          $ 0.70         $ 1.88
Distributions to shareowners:
 Net realized gain                                                                  --              --             --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 0.49          $ 0.70         $ 1.88
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.71          $11.22         $10.52
=========================================================================================================================
Total return*                                                                     4.37%           6.65%         21.76%
Ratio of net expenses to average net assets+                                      2.15%**         2.15%          2.15%
Ratio of net investment loss to average net assets+                              (0.89)%**       (1.05)%        (0.94)%
Portfolio turnover rate                                                             84%**           89%           100%
Net assets, end of period (in thousands)                                        $5,659          $6,812         $6,813
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     2.61%**         2.63%          2.84%
 Net investment loss                                                             (1.35)%**       (1.53)%        (1.63)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.15%**         2.15%          2.15%
 Net investment loss                                                             (0.89)%**       (1.05)%        (0.94)%
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended    Year Ended      Year Ended
                                                                                11/30/09      11/30/08        11/30/07
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 6.60        $ 12.37         $ 12.42
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.04)       $ (0.10)        $ (0.11)
 Net realized and unrealized gain (loss) on investments                           2.08          (5.66)           1.28
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ 2.04        $ (5.76)        $  1.17
Distributions to shareowners:
 Net realized gain                                                                  --          (0.01)          (1.22)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 2.04        $ (5.77)        $ (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 8.64        $  6.60         $ 12.37
=========================================================================================================================
Total return*                                                                    30.91%        (46.59)%          9.77%
Ratio of net expenses to average net assets+                                      2.15%          2.16%           2.13%
Ratio of net investment loss to average net assets+                              (0.51)%        (0.65)%         (1.02)%
Portfolio turnover rate                                                            110%            96%             94%
Net assets, end of period (in thousands)                                        $6,028        $ 6,342         $22,498
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     3.03%          2.45%           2.15%
 Net investment loss                                                             (1.39)%        (0.94)%         (1.04)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.15%          2.15%           2.12%
 Net investment loss                                                             (0.51)%        (0.64)%         (1.01)%
=========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

Notes to Financial Statements | 5/31/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     29

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

     At May 31, 2012, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


30    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by Federal and state tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. There were no distributions paid during the year ended November 30, 2011.

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2011:

     ---------------------------------------------------------------------------
                                                                          2011
     ---------------------------------------------------------------------------
     Distributable Earnings:
     Capital loss carryforward                                      $(8,050,002)
     Unrealized appreciation                                          2,875,912
     ---------------------------------------------------------------------------
        Total                                                       $(5,174,090)
     ===========================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Real Estate Investment Trust (REIT) holdings.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,813 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2012.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     31

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares can reflect different transfer agent and distribution expense rates.

E.   Risks

     Investing in small and mid-sized companies may offer the potential for higher returns, but such companies are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.   Securities Lending

     The Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to


32    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12
     at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined. At May 31, 2012, the fund had no securities on loan.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended May 31, 2012, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Fees waived and expenses reimbursed during the six months ended May 31, 2012 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,268 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2012.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     33

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2012, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $ 9,180
 Class B                                                                  1,012
 Class C                                                                  3,673
--------------------------------------------------------------------------------
    Total                                                               $13,865
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,170 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2012.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $627 in distribution fees payable to PFD at May 31, 2012.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as


34    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12
part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2012, CDSCs in the amount of $1,612 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2012, the Fund's expenses were not reduced under such arrangements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12     35

Trustees, Officers and Service Providers

Trustees                                       Officers
Thomas J. Perna, Chairman                      John F. Cogan, Jr., President*
David R. Bock                                  Daniel K. Kingsbury, Executive
Mary K. Bush                                     Vice President
John F. Cogan, Jr.                             Mark E. Bradley, Treasurer**
Benjamin M. Friedman                           Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*  Chief Executive Officer of the Funds.
** Chief Financial and Accounting Officer of the Funds.

36    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 30, 2012

* Print the name and title of each signing officer under his or her signature.